FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Risk and Net Investment Hedge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt
Long-term debt	$ 701,771	$ 385,400
Foreign exchange gain/(loss) on net investment hedge, net of tax	4,097	1,780	$ 0
Senior Notes
Debt
Long-term debt	303,800	$ 385,400
Unsecured Debt
Debt
Long-term debt	$ 400,000